Related Party Balance and Transactions - Schedule of Major Related Parties of the Group and Their Relationships with the Group (Details)	12 Months Ended
Dec. 31, 2025
Mr. Xi Zeng [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	Chairman of the board of directors and chief executive officer of the Group
ZX International Ltd. [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	A company that is controlled by the chief executive officer of the Group
Gefei Chengyun [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	A limited partnership (“LP”) that the Group has significant influence in
Jiushen and an LP it controls (“Jiushen Group”) [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	A group that the Group has significant influence in
Shanghai Chongkai Enterprise Management (LLP) (“Chongkai”) [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	A general partnership which management or operating policies significantly influenced by the founders and/or management of the Group
Jiuchuan [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	An LP that the Group has significant influence in
Longshu Tianye [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	An LP that the Group has significant influence in
Yunde [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	An LP that the Group has significant influence in
Deyan [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	An LP that the Group has significant influence in
Detong [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	An LP that the Group has significant influence in
Derong [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	An LP that the Group has significant influence in
Jiushi [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	An LP that the Group has significant influence in
Jiaxinda [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	An LP that the Group has significant influence in
Ningbo Chunyu Management Limited Partnership (“Chunyu”) [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	An LP that the Group has significant influence in	[1]
Chunyu [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	An LP that the Group has significant influence in	[2]
Suzhou Tinghaozhu Technology Co., Ltd. (“Suzhou Tinghaozhu”) [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	A company that the Group has significant influence in	[3]
Shanghai Nuancheng Network Technology Co., Ltd. (“Shanghai Nuancheng”) [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	A company that the Group has significant influence in	[2]
Shenzhen Duoduo Robot Technology Co., Ltd. and its subsidiaries (“Duoduo Robot”) [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	A group that the Group has significant influence in	[2]
Shanghai Youxi Network Technology Co., Ltd. (“Shanghai Youxi”) [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	A company that the Group has significant influence in	[2]
Duo Concierge lnc. (“Duo Concierge”) [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	A company that the Group has significant influence in	[2]

[1]	Muju was deregistered on July 13, 2023. Transactions between the Group and Muju from the period of January 1, 2023 to July 13, 2023 are disclosed as related party transactions.
[2]	Chunyu was considered as a related party of the Group from December 25, 2024. Transactions between the Group and Chunyu after December 25, 2024 are disclosed as related party transactions. Shanghai Nuancheng was considered as a related party of the Group from August 28, 2024. Transactions between the Group and Shanghai Nuancheng after August 28, 2024 are disclosed as related party transactions. Duoduo Robot was considered as a related party of the Group from December 5, 2024. Transactions between the Group and Duoduo Robot Group after December 5, 2024 are disclosed as related party transactions. Shanghai Youxi was considered as a related party of the Group from March 24, 2025. Transactions between the Group and Shanghai Youxi after March 24, 2025 are disclosed as related party transactions. Duo Concierge was considered as a related party of the Group from November 21, 2024. Transactions between the Group and Duo Concierge after November 21, 2024 are considered as related party transactions.
[3]	Suzhou Tinghaozhu was considered as a related party of the Group from October 31, 2024. On May 7, 2025, the Group completed the acquisition of Suzhou Tinghaozhu and Suzhou Tinghaozhu became a consolidated subsidiary of the Group. Transactions between the Group and Suzhou Tinghaozhu from the period of November 1, 2024 and May 6, 2025 are disclosed as related party transactions.